Investment in Securities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Schedule of Investments [Line Items]
Trading securities	¥ 16,079	¥ 33,041
Available-for-sale securities	881,606	757,299
Held-to-maturity securities	96,731	89,451
Other securities	220,160	213,877
Total	¥ 1,214,576	¥ 1,093,668